Summary of Net Investment Income by Investment Type (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of net investment income by investment type
Gross investment income		$ 2,770	$ 2,523	$ 2,269
Investment expenses		(68)	(65)	(62)
Net investment income		2,675	2,414	2,139
Fixed maturity securities [Member]
Summary of net investment income by investment type
Gross investment income		2,116	1,982	1,781
Mortgage loans, net of allowance [Member]
Summary of net investment income by investment type
Gross investment income		503	450	407
Alternative Investments [Member]
Summary of net investment income by investment type
Gross investment income		42	23	8
Policy loans [Member]
Summary of net investment income by investment type
Gross investment income		59	41	52
Other [Member]
Summary of net investment income by investment type
Gross investment income		50	27	21
Tax Credits [Member]
Summary of net investment income by investment type
Gross investment income	[1]	$ (27)	$ (44)	$ (68)

[1]	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.